Note 16 - Commitments - Future Minimum Lease Payments for All Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 1,304
2020	471
2021	66
Total minimum lease payments	$ 1,841